Financial Instruments Per Category - Summary of Carrying Amount of Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Carrying amount	$ 333,145	$ 324,395	$ 323,528
Amount the Company is contractually obligated to pay to holders of the Convertible Notes at maturity	490,873	546,842
Convertible Notes
Disclosure of financial liabilities [line items]
Difference between carrying amount and the amount the Company is contractually obligated to pay to holders of Convertible Notes at maturity	$ (157,728)	$ (222,447)